FINANCIAL INSTRUMENTS AND RISKS DISCLOSURE: Categories of financial instruments, table (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022
Details
Cash, current	$ 20,776	$ 474,317
Accounts payable, current	106,517	87,938
Accrued liabilities, current	76,869	102,208
Due to related parties, current	443,071	57,254
Notes payable, current	$ 2,202,540	$ 0